Average Annual Total Returns	Macquarie VIP Growth and Income Series Russell 1000® Index 1 year		Macquarie VIP Growth and Income Series Russell 1000® Index 5 years		Macquarie VIP Growth and Income Series Russell 1000® Index 10 years		Macquarie VIP Growth and Income Series Russell 1000® Value Index 1 year		Macquarie VIP Growth and Income Series Russell 1000® Value Index 5 years		Macquarie VIP Growth and Income Series Russell 1000® Value Index 10 years		Macquarie VIP Growth and Income Series Standard Class 1 year	Macquarie VIP Growth and Income Series Standard Class 5 years	Macquarie VIP Growth and Income Series Standard Class 10 years	Macquarie VIP Growth Equity Series Russell 1000® Index 1 year		Macquarie VIP Growth Equity Series Russell 1000® Index 5 years		Macquarie VIP Growth Equity Series Russell 1000® Index 10 years		Macquarie VIP Growth Equity Series Russell 1000® Growth Index 1 year		Macquarie VIP Growth Equity Series Russell 1000® Growth Index 5 years		Macquarie VIP Growth Equity Series Russell 1000® Growth Index 10 years		Macquarie VIP Growth Equity Series Standard Class 1 year	Macquarie VIP Growth Equity Series Standard Class 5 years	Macquarie VIP Growth Equity Series Standard Class 10 years	Macquarie VIP Small Cap Value Series Russell 3000® Index 1 year		Macquarie VIP Small Cap Value Series Russell 3000® Index 5 years		Macquarie VIP Small Cap Value Series Russell 3000® Index 10 years		Macquarie VIP Small Cap Value Series Russell 2000® Value Index 1 year		Macquarie VIP Small Cap Value Series Russell 2000® Value Index 5 years		Macquarie VIP Small Cap Value Series Russell 2000® Value Index 10 years		Macquarie VIP Small Cap Value Series Standard Class 1 year	Macquarie VIP Small Cap Value Series Standard Class 5 years	Macquarie VIP Small Cap Value Series Standard Class 10 years	Macquarie VIP Small Cap Value Series Service Class 1 year	Macquarie VIP Small Cap Value Series Service Class 5 years	Macquarie VIP Small Cap Value Series Service Class 10 years	Macquarie VIP Opportunity Series Russell 3000® Index 1 year		Macquarie VIP Opportunity Series Russell 3000® Index 5 years		Macquarie VIP Opportunity Series Russell 3000® Index 10 years		Macquarie VIP Opportunity Series Russell 2500™ Index 1 year		Macquarie VIP Opportunity Series Russell 2500™ Index 5 years		Macquarie VIP Opportunity Series Russell 2500™ Index 10 years		Macquarie VIP Opportunity Series Standard Class 1 year	Macquarie VIP Opportunity Series Standard Class 5 years	Macquarie VIP Opportunity Series Standard Class 10 years	Macquarie VIP Fund for Income Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Fund for Income Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Fund for Income Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Fund for Income Series ICE BofA US High Yield Constrained Index 1 year		Macquarie VIP Fund for Income Series ICE BofA US High Yield Constrained Index 5 years		Macquarie VIP Fund for Income Series ICE BofA US High Yield Constrained Index 10 years		Macquarie VIP Fund for Income Series Standard Class 1 year	Macquarie VIP Fund for Income Series Standard Class 5 years	Macquarie VIP Fund for Income Series Standard Class 10 years	Macquarie VIP Fund for Income Series Service Class 1 year	Macquarie VIP Fund for Income Series Service Class Lifetime	Macquarie VIP Fund for Income Series Service Class Service Class	Macquarie VIP Investment Grade Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Investment Grade Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Investment Grade Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Investment Grade Series Bloomberg US Corporate Bond Index 1 year		Macquarie VIP Investment Grade Series Bloomberg US Corporate Bond Index 5 years		Macquarie VIP Investment Grade Series Bloomberg US Corporate Bond Index 10 years		Macquarie VIP Investment Grade Series Standard Class 1 year	Macquarie VIP Investment Grade Series Standard Class 5 years	Macquarie VIP Investment Grade Series Standard Class 10 years	Macquarie VIP Investment Grade Series Service Class 1 year	Macquarie VIP Investment Grade Series Service Class 5 years	Macquarie VIP Investment Grade Series Service Class Lifetime	Macquarie VIP Investment Grade Series Service Class Service Class	Macquarie VIP Limited Duration Bond Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Limited Duration Bond Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Limited Duration Bond Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Limited Duration Bond Series Bloomberg 1-3 Year US Government/Credit Index 1 year		Macquarie VIP Limited Duration Bond Series Bloomberg 1-3 Year US Government/Credit Index 5 years		Macquarie VIP Limited Duration Bond Series Bloomberg 1-3 Year US Government/Credit Index 10 years		Macquarie VIP Limited Duration Bond Series Standard Class 1 year	Macquarie VIP Limited Duration Bond Series Standard Class 5 years	Macquarie VIP Limited Duration Bond Series Standard Class 10 years	Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (net) 1 year	Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (net) 5 years	Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (net) 10 years	Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 1 year	Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 5 years	Macquarie VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 10 years	Macquarie VIP Emerging Markets Series Standard Class 1 year	Macquarie VIP Emerging Markets Series Standard Class 5 years	Macquarie VIP Emerging Markets Series Standard Class 10 years	Macquarie VIP Emerging Markets Series Service Class 1 year	Macquarie VIP Emerging Markets Series Service Class 5 years	Macquarie VIP Emerging Markets Series Service Class 10 years	Macquarie VIP Total Return Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Total Return Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Total Return Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Total Return Series S&P 500® Index 1 year		Macquarie VIP Total Return Series S&P 500® Index 5 years		Macquarie VIP Total Return Series S&P 500® Index 10 years		Macquarie VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index 1 year		Macquarie VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index 5 years		Macquarie VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index 10 years		Macquarie VIP Total Return Series Standard Class 1 year	Macquarie VIP Total Return Series Standard Class 5 years	Macquarie VIP Total Return Series Standard Class 10 years	Macquarie VIP Total Return Series Service Class 1 year	Macquarie VIP Total Return Series Service Class 5 years	Macquarie VIP Total Return Series Service Class Lifetime	Macquarie VIP Total Return Series Service Class Service Class
Total	24.51%	[1]	14.28%	[1]	12.87%	[1]	14.37%	[1]	8.68%	[1]	8.49%	[1]	15.71%	10.31%	8.78%	24.51%	[2]	14.28%	[2]	12.87%	[2]	33.36%	[2]	18.96%	[2]	16.78%	[2]	23.41%	17.72%	14.45%	23.81%	[3]	13.86%	[3]	12.55%	[3]	8.05%	[3]	7.29%	[3]	7.14%	[3]	11.32%	7.15%	7.60%	11.02%	6.83%	7.30%	23.81%	[4]	13.86%	[4]	12.55%	[4]	12.00%	[4]	8.77%	[4]	8.85%	[4]	14.63%	9.44%	8.25%	1.25%	[5]	(0.33%)	[5]	1.35%	[5]	8.20%	[5]	4.03%	[5]	5.08%	[5]	6.53%	3.97%	4.52%	6.30%	3.98%	Mar. 31, 2022	1.25%	[6]	(0.33%)	[6]	1.35%	[6]	2.13%	[6]	0.30%	[6]	2.43%	[6]	2.85%	0.39%	2.08%	2.41%	0.08%	0.14%	Oct. 31, 2019	1.25%	[7]	(0.33%)	[7]	1.35%	[7]	4.36%	[7]	1.58%	[7]	1.63%	[7]	4.23%	1.63%	1.33%	7.50%	1.70%	3.64%	8.05%	2.10%	4.04%	5.09%	1.03%	4.05%	4.77%	0.72%	3.75%	1.25%	[8]	(0.33%)	[8]	1.35%	[8]	25.02%	[8]	14.53%	[8]	13.10%	[8]	15.04%	[8]	8.67%	[8]	8.52%	[8]	10.81%	5.56%	5.37%	10.44%	5.22%	5.78%	Oct. 31, 2019

[1]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Value Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[2]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[3]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2000 Value Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[4]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2500 Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[5]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[6]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[7]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[8]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because the Manager believes it is more representative of the Series' investment universe.